Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2013
Mizuho Financial Group, Inc., parent company

31. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2012	2013
	(in millions of yen)
Assets:
Cash and due from banks	167	200
Interest-bearing deposits in other banks	14,286	26,165
Investments in subsidiaries and affiliated companies	5,817,075	6,962,630
Other	79,328	152,351

Total	5,910,856	7,141,346

Liabilities and shareholders’ equity:
Short-term borrowings	1,181,070	1,146,995
Long-term debt	240,000	240,000
Other liabilities	19,020	26,231
Shareholders’ equity	4,470,766	5,728,120

Total	5,910,856	7,141,346

Condensed statements of income

	2011	2012	2013
	(in millions of yen)
Income:
Dividends from subsidiaries	16,544	7,955	233,056
Management fees from subsidiaries	29,879	29,747	28,835
Other income	22,157	12,643	34,668

Total	68,580	50,345	296,559

Expenses:
Operating expenses	19,674	21,260	21,075
Interest expense	16,165	16,383	15,870
Other expense	4,471	1,431	1,207

Total	40,310	39,074	38,152

Equity in undistributed net income of subsidiaries	384,463	645,308	617,565

Income before income tax expense	412,733	656,579	875,972
Income tax expense	64	190	560

Net income	412,669	656,389	875,412

Condensed statements of cash flows

	2011	2012	2013
	(in millions of yen)
Cash flows from operating activities:
Net income	412,669	656,389	875,412
Adjustments and other	(396,510)	(644,977)	(685,149)

Net cash provided by operating activities	16,159	11,412	190,263

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(751,620)	(212)	—
Net change in other investing activities	(43,582)	80	1,570

Net cash provided by (used in) investing activities	(795,202)	(132)	1,570

Cash flows from financing activities:
Net change in short-term borrowings	161,265	60,000	(40,000)
Proceeds from issuance of common stock	751,620	146,499	—
Purchases of treasury stock	(3)	(2,560)	(7)
Dividends paid	(134,644)	(215,937)	(152,542)
Net change in other financing activities	818	730	749

Net cash provided by (used in) financing activities	779,056	(11,268)	(191,800)

Net increase in cash and due from banks	13	12	33
Cash and due from banks at beginning of fiscal year	142	155	167

Cash and due from banks at end of fiscal year	155	167	200